Supplemental Financial Information - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Total property, plant and equipment	$ 104,804	$ 76,893	$ 30,935
Less: accumulated depreciation	(16,581)	(10,577)	(6,866)
Property, plant and equipment, net	88,223	66,316	24,069
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	6,809	39,246	0
Computer and Software [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	6,539	3,092	1,440
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	56,444	14,177	13,873
Research equipment [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	11,731	8,935	4,903
Production Equipment [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	21,708	10,442	8,174
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	$ 1,573	1,001	466
Kodiak Spaceport [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment		0	$ 2,079
Less: accumulated depreciation		$ (400)